                         File Nos. 33-37459 and 811-6200
                        As filed with the Securities and
                    Exchange Commission on February 28, 2003
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Post-Effective Amendment No. 47                                  [X]


         and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No. 51                                                 [X]


                               SCHWAB INVESTMENTS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant Esq.        John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA 94104

         It is proposed that this filing will become effective (check appropriate box):

                  [ ]      Immediately upon filing pursuant to paragraph (b)


                  [X]      On February 28, 2003, pursuant to paragraph (b)


                  [ ]      60 days after filing pursuant to paragraph (a)(i)

                  [ ]      On (date), pursuant to paragraph (a)(1)

                  [ ]      75 days after filing pursuant to paragraph (a)(ii)

                  [ ] On (date), pursuant to paragraph (a)(ii) of Rule 485 if appropriate, check appropriate box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PartC

Schwab Equity Index Funds

  PROSPECTUS

  February 28, 2003


  Schwab S&P 500 Fund

  Schwab 1000 Fund(R)

  Schwab Small-Cap
  Index Fund(R)

  Schwab Total Stock Market
  Index Fund(R)

  Schwab International
  Index Fund(R)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.



                                                          [CHARLES SCHWAB LOGO]

Schwab Equity Index Funds

      About the funds

            Schwab S&P 500 Fund .................         2

            Schwab 1000 Fund(R) .................         8

            Schwab Small-Cap
            Index Fund(R) .......................        12

            Schwab Total Stock Market
            Index Fund(R) .......................        16

            Schwab International
            Index Fund(R) .......................        20

            Fund management .....................        24


      Investing in the funds


            Buying shares .......................        26

            Selling/exchanging shares ...........        27

            Transaction policies ................        28

            Distributions and taxes .............        29

      About the funds

The funds in this prospectus share the same basic investment strategy: They are designed to track the performance of a stock market index. Each fund tracks a different index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the fund should own.

Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

Schwab S&P 500 Fund


TICKER SYMBOLS    Investor Shares: SWPIX    Select Shares(R): SWPPX
e.Shares(R): SWPEX

------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.


LARGE-CAP STOCKS


Although the 500 companies in the index constitute only about 9% of all the publicly traded companies in the United States, they represent approximately 80% of the total value of the U.S. stock market. (All figures are as of 12/31/02.)


Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.
------------------------------------------------------------------------
INDEX


THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.


STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.


Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

      Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.


YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.


MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks underperform mid- or small-cap stocks, the fund may also underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.


--------------------------------------------------------------------------------
OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.



For example, futures contracts, which the fund may use to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.


The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

More complete information may be found in the Statement of Additional Information (see back cover).

--------------------------------------------------------------------------------
                                       3

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of the index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:


- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.


ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]


97                         32.47
98                         28.05
99                         20.60
00                         -9.33
01                        -12.15
02                        -22.28



BEST QUARTER: 21.08% Q4 1998



WORST QUARTER: (17.29%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                         Since
                                 1 year    5 years   inception
--------------------------------------------------------------
INVESTOR SHARES

 Before taxes                    (22.28)     (0.90)       5.75 1

 After taxes on distributions    (22.72)     (1.29)       5.32 1

 After taxes on distributions
 and sale of shares              (13.68)     (0.86)       4.55 1

SELECT SHARES(R) before taxes    (22.17)     (0.75)       2.23 2

e.SHARES(R) before taxes         (22.24)     (0.85)       5.83 1

S&P 500(R) INDEX                 (22.10)     (0.59)       6.15 3



1 Inception: 5/1/96.  2 Inception: 5/19/97.  3 From: 5/1/96.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE  (%)


SHAREHOLDER FEES                 INVESTOR      SELECT
(% of transaction amount)          SHARES      SHARES     e.SHARES
------------------------------------------------------------------
Redemption fee*                      0.75        0.75         0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------
Management fees                      0.17        0.17         0.17

Distribution (12b-1) fees            None        None         None

Other expenses                       0.29        0.14         0.14
                                 ---------------------------------
Total annual operating expenses      0.46        0.31         0.31

Expense reduction                   (0.09)      (0.12)       (0.03)
                                 ---------------------------------
NET OPERATING EXPENSES**             0.37        0.19         0.28
                                 ---------------------------------


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                 1 year   3 years  5 years  10 years
----------------------------------------------------
INVESTOR SHARES     $38      $139     $249      $570

SELECT SHARES       $19      $ 88     $162      $381

e.SHARES            $29      $ 97     $171      $390



Schwab S&P 500 Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                      11/1/01-      11/1/00-      11/1/99-       11/1/98-      11/1/97-
INVESTOR SHARES                                       10/31/02      10/31/01      10/31/00       10/31/99      10/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   16.45         22.15         21.17          17.05         14.17
                                                      -----------------------------------------------------------------
Income or loss from investment operations:

   Net investment income                                  0.20          0.17          0.17           0.17          0.16

   Net realized and unrealized gains or losses           (2.68)        (5.70)         1.06           4.10          2.85
                                                      -----------------------------------------------------------------
   Total income or loss from investment operations       (2.48)        (5.53)         1.23           4.27          3.01

Less distributions:

   Dividends from net investment income                  (0.18)        (0.17)        (0.18)         (0.15)        (0.13)

   Distributions from net realized gains                    --            --         (0.07)            --            --
                                                      -----------------------------------------------------------------
   Total distributions                                   (0.18)        (0.17)        (0.25)         (0.15)        (0.13)
                                                      -----------------------------------------------------------------
Net asset value at end of period                         13.79         16.45         22.15          21.17         17.05
                                                      -----------------------------------------------------------------
Total return (%)                                        (15.32)       (25.11)         5.81          25.20         21.39

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.35          0.35          0.35 1         0.35          0.35

Expense reductions reflected in above ratio               0.11          0.11          0.16           0.27          0.28

Ratio of net investment income to
  average net assets                                      1.21          0.95          0.81           1.01          1.25

Portfolio turnover rate                                      8             4             9              3             1

Net assets, end of period ($ x 1,000,000)                2,760         3,070         3,617          3,183         1,935


1 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

FINANCIAL HIGHLIGHTS continued


                                                    11/1/01-      11/1/00-      11/1/99-      11/1/98-         11/1/97-
SELECT SHARES(R)                                    10/31/02      10/31/01      10/31/00      10/31/99         10/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 16.50         22.21         21.23         17.09            14.19
                                                    -------------------------------------------------------------------
Income or loss from investment operations:

   Net investment income                                0.22          0.20          0.20          0.20             0.26

   Net realized and unrealized gains or losses         (2.69)        (5.71)         1.06          4.12             2.78
                                                    -------------------------------------------------------------------
   Total income or loss from investment operations     (2.47)        (5.51)         1.26          4.32             3.04

Less distributions:

   Dividends from net investment income                (0.20)        (0.20)        (0.21)        (0.18)           (0.14)

   Distributions from net realized gains                  --            --         (0.07)           --               --
                                                    -------------------------------------------------------------------
   Total distributions                                 (0.20)        (0.20)        (0.28)        (0.18)           (0.14)
                                                    -------------------------------------------------------------------
Net asset value at end of period                       13.83         16.50         22.21         21.23            17.09
                                                    -------------------------------------------------------------------
Total return (%)                                      (15.20)       (24.97)         5.94         25.42            21.63

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                    0.19          0.19          0.19 1        0.19             0.19

Expense reductions reflected in above ratio             0.12          0.12          0.16          0.28             0.28

Ratio of net investment income to
  average net assets                                    1.37          1.11          0.98          1.17             1.40

Portfolio turnover rate                                    8             4             9             3                1

Net assets, end of period ($ x 1,000,000)              3,029         3,563         4,357         3,750            1,548










1 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.




Schwab S&P 500 Fund

                                                     11/1/01-      11/1/00-     11/1/99-       11/1/98-        11/1/97-
e.SHARES(R)                                          10/31/02      10/31/01     10/31/00       10/31/99        10/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.46         22.17        21.21          17.08           14.19
                                                     ------------------------------------------------------------------
Income or loss from investment operations:

   Net investment income                                 0.23          0.20         0.20           0.20            0.15

   Net realized and unrealized gains or losses          (2.71)        (5.71)        1.04           4.09            2.88
                                                     ------------------------------------------------------------------
   Total income or loss from investment operations      (2.48)        (5.51)        1.24           4.29            3.03

Less distributions:

   Dividends from net investment income                 (0.19)        (0.20)       (0.21)         (0.16)          (0.14)

   Distributions from net realized gains                   --            --        (0.07)            --              --
                                                     ------------------------------------------------------------------
   Total distributions                                  (0.19)        (0.20)       (0.28)         (0.16)          (0.14)
                                                     ------------------------------------------------------------------
Net asset value at end of period                        13.79         16.46        22.17          21.21           17.08
                                                     ------------------------------------------------------------------
Total return (%)                                       (15.32)       (25.02)        5.84          25.28           21.50

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.28          0.28         0.28 1         0.28            0.28

Expense reductions reflected in above ratio              0.03          0.03         0.07           0.20            0.24

Ratio of net investment income to
  average net assets                                     1.28          1.02         0.88           1.08            1.32

Portfolio turnover rate                                     8             4            9              3               1

Net assets, end of period ($ x 1,000,000)                 220           304          441            435             281



1 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.

Schwab 1000 Fund(R)


TICKER SYMBOLS    Investor Shares: SNXFX    Select Shares(R): SNXSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).


LARGE- AND MID-CAP STOCKS


Although there are currently more than 5,668 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 91% of the total value of all U.S. stocks. (Figures are as of 12/31/02.)


These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.
--------------------------------------------------------------------------------
INDEX

THE SCHWAB 1000 INDEX INCLUDES THE STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions.


Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

      Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. It also may be a smart choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE- AND MID-CAP PORTIONS OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.



--------------------------------------------------------------------------------
OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.



For example, futures contracts, which the fund may use to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.


The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.
--------------------------------------------------------------------------------

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.


ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]


93                  9.63
94                 -0.11
95                 36.60
96                 21.57
97                 31.92
98                 27.16
99                 21.00
00                 -8.21
01                -12.26
02                -21.19



BEST QUARTER: 21.93% Q4 1998



WORST QUARTER: (16.61%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                                   Since
                               1 year   5 years    10 years    Inception
------------------------------------------------------------------------
INVESTOR SHARES

 Before taxes                  (21.19)    (0.47)       8.89         9.50 1

 After taxes on
 distributions                 (21.58)    (0.80)       8.38         8.96 1

 After taxes on
 distributions and
 sale of shares                (13.01)    (0.51)       7.26         7.86 1

SELECT SHARES(R)
 before taxes                  (21.11)    (0.36)        N/A         2.76 2

S&P 500(R) INDEX               (22.10)    (0.59)       9.34         9.67 3

SCHWAB 1000 INDEX(R)           (20.98)    (0.19)       9.32         9.89 3



1 Inception: 4/2/91.  2 Inception: 5/19/97.  3 From: 4/2/91.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                   INVESTOR     SELECT
(% of transaction amount)            SHARES     SHARES
------------------------------------------------------
Redemption fee*                        0.75       0.75

ANNUAL OPERATING EXPENSES
(% of average net assets)
------------------------------------------------------
Management fees                        0.23       0.23

Distribution (12b-1) fees              None       None

Other expenses                         0.29       0.14
                                     -----------------
Total annual operating expenses        0.52       0.37

Expense reduction                     (0.01)     (0.01)
                                     -----------------
NET OPERATING EXPENSES**               0.51       0.36
                                     -----------------


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                 1 year   3 years  5 years  10 years
----------------------------------------------------
INVESTOR SHARES     $52      $166     $290      $652

SELECT SHARES       $37      $118     $207      $467



Schwab 1000 Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                     11/1/01-      11/1/00-     11/1/99-       11/1/98-      11/1/97-
INVESTOR SHARES                                      10/31/02      10/31/01     10/31/00       10/31/99      10/31/98
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  29.57         39.95        37.12          29.90         25.25
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.31          0.26         0.26           0.26          0.27
   Net realized and unrealized gains or losses          (4.36)       (10.40)        2.83           7.21          4.64
                                                     ----------------------------------------------------------------
   Total income or loss from investment operations      (4.05)       (10.14)        3.09           7.47          4.91
Less distributions:
   Dividends from net investment income                 (0.27)        (0.24)       (0.26)         (0.25)        (0.26)
                                                     ----------------------------------------------------------------
Net asset value at end of period                        25.25         29.57        39.95          37.12         29.90
                                                     ----------------------------------------------------------------
Total return (%)                                       (13.87)       (25.50)        8.34          25.12         19.63

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.46          0.46         0.46 1         0.46          0.46
Expense reductions reflected in above ratio              0.06          0.05         0.04           0.05          0.05
Ratio of net investment income to
  average net assets                                     1.04          0.78         0.63           0.78          1.02
Portfolio turnover rate                                     9             8            9              3             2
Net assets, end of period ($ x 1,000,000)               3,223         3,852        5,083          4,925         3,657



                                                     11/1/01-      11/1/00-     11/1/99-       11/1/98-      11/1/97-
SELECT SHARES(R)                                     10/31/02      10/31/01     10/31/00       10/31/99      10/31/98
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  29.58         39.98        37.16          29.93         25.26
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.35          0.31         0.29           0.30          0.32
   Net realized and unrealized gains or losses          (4.36)       (10.41)        2.84           7.22          4.63
                                                     ----------------------------------------------------------------
   Total income or loss from investment operations      (4.01)       (10.10)        3.13           7.52          4.95
Less distributions:
   Dividends from net investment income                 (0.31)        (0.30)       (0.31)         (0.29)        (0.28)
                                                     ----------------------------------------------------------------
Net asset value at end of period                        25.26         29.58        39.98          37.16         29.93
                                                     ----------------------------------------------------------------
Total return (%)                                       (13.77)       (25.40)        8.46          25.29         19.79

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.35          0.35         0.35 2         0.35          0.35
Expense reductions reflected in above ratio              0.02          0.01           --           0.02          0.04
Ratio of net investment income to
  average net assets                                     1.15          0.89         0.74           0.89          1.11
Portfolio turnover rate                                     9             8            9              3             2
Net assets, end of period ($ x 1,000,000)               1,588         1,911        2,159          2,214         1,041









1 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.

2 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

Schwab Small-Cap Index Fund(R)


TICKER SYMBOLS    Investor Shares: SWSMX    Select Shares(R): SWSSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.
--------------------------------------------------------------------------------
INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

      With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SMALL-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).


HISTORICALLY, SMALL-CAP STOCKS HAVE BEEN RISKIER THAN LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when small-cap stocks underperform large- or mid-cap stocks, the fund may also underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever U.S. small-cap stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.


--------------------------------------------------------------------------------
OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.



For example, futures contracts, which the fund may use to gain exposure to stocks for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.


The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.
--------------------------------------------------------------------------------
                                                                              13

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.


ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]


94                  -3.08
95                  27.65
96                  15.49
97                  25.69
98                  -3.57
99                  24.20
00                   3.73
01                  -0.90
02                 -22.46



BEST QUARTER: 19.63% Q4 2001



WORST QUARTER: (20.94%) Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                                 Since
                                          1 year   5 years   inception
----------------------------------------------------------------------
INVESTOR SHARES

 Before taxes                             (22.46)    (0.93)       6.30 1

 After taxes on distributions             (22.77)    (2.15)       5.48 1

 After taxes on distributions
 and sale of shares                       (13.79)    (0.94)       5.07 1

SELECT SHARES(R) before taxes             (22.35)    (0.80)       3.14 2

RUSSELL 2000 INDEX(R)                     (20.48)    (1.36)       6.09 3

SCHWAB SMALL-CAP INDEX(R)                 (22.43)     0.03        7.37 3



1 Inception: 12/3/93.  2 Inception: 5/19/97.  3 From: 12/3/93


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                     INVESTOR            SELECT
(% of transaction amount)              SHARES            SHARES
---------------------------------------------------------------
Redemption fee*                          0.75              0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------------------
Management fees                          0.30              0.30

Distribution (12b-1) fees                None              None

Other expenses                           0.30              0.15
                                     --------------------------
Total annual operating expenses          0.60              0.45

Expense reduction                          --             (0.03)
                                     --------------------------
NET OPERATING EXPENSES**                 0.60              0.42
                                     --------------------------


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                 1 year   3 years  5 years  10 years
----------------------------------------------------
INVESTOR SHARES     $61      $192     $335      $750

SELECT SHARES       $43      $141     $249      $564



Schwab Small-Cap Index Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                     11/1/01-      11/1/00-     11/1/99-       11/1/98-      11/1/97-
INVESTOR SHARES                                      10/31/02      10/31/01     10/31/00       10/31/99      10/31/98
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  15.98         21.06        17.41          15.39         17.73
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.13          0.07         0.07           0.06          0.05
   Net realized and unrealized gains or losses          (2.17)        (2.76)        3.62           2.89         (2.33)
                                                     ----------------------------------------------------------------
   Total income or loss from investment operations      (2.04)        (2.69)        3.69           2.95         (2.28)
Less distributions:
   Dividends from net investment income                 (0.09)        (0.08)       (0.04)         (0.06)        (0.06)
   Distributions from net realized gains                (0.58)        (2.31)          --          (0.87)           --
                                                     ----------------------------------------------------------------
   Total distributions                                  (0.67)        (2.39)       (0.04)         (0.93)        (0.06)
                                                     ----------------------------------------------------------------
Net asset value at end of period                        13.27         15.98        21.06          17.41         15.39
                                                     ----------------------------------------------------------------
Total return (%)                                       (13.66)       (13.66)       21.22          19.96        (12.88)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.49          0.49         0.49 1         0.49          0.49
Expense reductions reflected in above ratio              0.11          0.12         0.16           0.30          0.32
Ratio of net investment income to
  average net assets                                     0.77          0.49         0.44           0.33          0.35
Portfolio turnover rate                                    44            49           54             41            40
Net assets, end of period ($ x 1,000,000)                 722           804          803            452           480



                                                     11/1/01-      11/1/00-     11/1/99-       11/1/98-      11/1/97-
SELECT SHARES(R)                                     10/31/02      10/31/01     10/31/00       10/31/99      10/31/98
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.00         21.09        17.44          15.41         17.75
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.14          0.11         0.11           0.07          0.08
   Net realized and unrealized gains or losses          (2.18)        (2.78)        3.61           2.90         (2.35)
                                                     ----------------------------------------------------------------
   Total income or loss from investment operations      (2.04)        (2.67)        3.72           2.97         (2.27)
Less distributions:
   Dividends from net investment income                 (0.10)        (0.11)       (0.07)         (0.07)        (0.07)
   Distributions from net realized gains                (0.58)        (2.31)          --          (0.87)           --
                                                     ----------------------------------------------------------------
   Total distributions                                  (0.68)        (2.42)       (0.07)         (0.94)        (0.07)
                                                     ----------------------------------------------------------------
Net asset value at end of period                        13.28         16.00        21.09          17.44         15.41
                                                     ----------------------------------------------------------------
Total return (%)                                       (13.62)       (13.56)       21.37          20.14        (12.81)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                     0.38          0.38         0.38 2         0.38          0.38
Expense reductions reflected in above ratio              0.07          0.08         0.12           0.27          0.33
Ratio of net investment income to
  average net assets                                     0.88          0.60         0.55           0.44          0.46
Portfolio turnover rate                                    44            49           54             41            40
Net assets, end of period ($ x 1,000,000)                 638           727          757            447           150









1 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.

2 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.

Schwab Total Stock Market Index Fund(R)


TICKER SYMBOLS    Investor Shares: SWTIX    Select Shares(R): SWTSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX.

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.


Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 1,000 of the market's listed stocks represent about 91% of its total value. (All figures on this page are as of 12/31/02).


In terms of performance, these segments can behave somewhat differently from each other, over the short term as well as the long term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.
--------------------------------------------------------------------------------
INDEX


THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE--currently more than 5,600 stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).


STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these stocks; typically, the actual percentage is considerably higher.

Because it would be impractical to invest in every company in the U.S. stock market, the fund uses statistical sampling techniques to assemble a portfolio whose performance is expected to resemble that of the index. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

      With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three tiers of the market: large-, mid- and small-cap.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the fund encompasses stocks from across the economy, it is broadly diversified, which reduces the impact of the performance of any given industry, individual stock or market segment. But whenever any particular market segment outperforms the U.S. stock market as a whole, the fund may underperform funds that have greater exposure to that segment. Likewise, whenever U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment.
--------------------------------------------------------------------------------
OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the U.S. stock market.



For example, the fund's use of sampling may increase the gap between the performance of the fund and that of the index. Futures contracts, which the fund may use to gain exposure to stocks for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.


The fund may also lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.
--------------------------------------------------------------------------------
Index ownership--Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of the index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.


ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]


00                -10.63
01                -11.19
02                -20.53



BEST QUARTER: 12.24% Q4 2001



WORST QUARTER: (16.56%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                           Since
                                         1 year        inception
----------------------------------------------------------------
INVESTOR SHARES

 Before taxes                            (20.53)           (8.31) 1

 After taxes on distributions            (20.89)           (8.64) 1

 After taxes on distributions
 and sale of shares                      (12.60)           (6.62) 1

SELECT SHARES(R) before taxes            (20.42)           (8.19) 1

WILSHIRE 5000 TOTAL MARKET INDEX         (20.86)           (8.40) 2



1 Inception: 6/1/99. 2 From: 6/1/99.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                         INVESTOR         SELECT
(% of transaction amount)                  SHARES         SHARES
----------------------------------------------------------------
Redemption fee*                              0.75           0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------
Management fees                              0.29           0.29

Distribution (12b-1) fees                    None           None

Other expenses                               0.33           0.18
                                         -----------------------
Total annual operating expenses              0.62           0.47

Expense reduction                           (0.04)         (0.08)
                                         -----------------------
NET OPERATING EXPENSES**                     0.58           0.39
                                         -----------------------


* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 investment


                    1 year          3 years          5 years           10 years
-------------------------------------------------------------------------------
Investor Shares        $59             $194             $342               $770

Select Shares          $40             $143             $255               $584



Schwab Total Stock Market Index Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operation. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                      11/1/01-          11/1/00-          11/1/99-           6/1/99-
INVESTOR SHARES                                       10/31/02          10/31/01          10/31/00          10/31/99
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   16.62             22.49             20.87             20.00
                                                      --------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.16              0.15              0.16              0.07
   Net realized and unrealized gains or losses           (2.27)            (5.87)             1.56              0.80
                                                      --------------------------------------------------------------
   Total income or loss from investment operations       (2.11)            (5.72)             1.72              0.87
Less distributions:
   Dividends from net investment income                  (0.16)            (0.15)            (0.10)               --
                                                      --------------------------------------------------------------
Net asset value at end of period                         14.35             16.62             22.49             20.87
                                                      --------------------------------------------------------------
Total return (%)                                        (12.86)           (25.55)             8.23              4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.40              0.40              0.40 4            0.40 3
Expense reductions reflected in above ratio               0.22              0.25              0.26              0.51 3
Ratio of net investment income to
  average net assets                                      1.11              0.94              0.76              0.92 3
Portfolio turnover rate                                      2                 2                 2                 1
Net assets, end of period ($ x 1,000,000)                  263               224               218               136



                                                      11/1/01-          11/1/00-          11/1/99-         6/1/99 1-
SELECT SHARES(R)                                      10/31/02          10/31/01          10/31/00          10/31/99
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   16.65             22.52             20.89             20.00
                                                      --------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.19              0.18              0.17              0.07
   Net realized and unrealized gains or losses           (2.29)            (5.87)             1.56              0.82
                                                      --------------------------------------------------------------
   Total income or loss from investment operations       (2.10)            (5.69)             1.73              0.89
Less distributions:
   Dividends from net investment income                  (0.18)            (0.18)            (0.10)               --
                                                      --------------------------------------------------------------
Net asset value at end of period                         14.37             16.65             22.52             20.89
                                                      --------------------------------------------------------------
Total return (%)                                        (12.81)           (25.40)             8.30              4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.27              0.27              0.27 5            0.27 3
Expense reductions reflected in above ratio               0.20              0.23              0.24              0.47 3
Ratio of net investment income to
  average net assets                                      1.24              1.07              0.89              1.05 3
Portfolio turnover rate                                      2                 2                 2                 1
Net assets, end of period ($ x 1,000,000)                  264               257               262               149


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

Schwab International Index Fund(R)


TICKER SYMBOLS    Investor Shares: SWINX    Select Shares(R): SWISX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INTERNATIONAL STOCKS


Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately 49% of the world's total market capitalization. (All figures are as of 12/31/02.)


For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.
--------------------------------------------------------------------------------
INDEX

THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX(R). The index includes stocks of the 350 largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan--currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may lend its securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. Because any income from securities lending typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

      For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund could be worth considering.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE PERFORMANCE OF A MIX OF INTERNATIONAL LARGE-CAP STOCKS, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of market declines.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCKS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the fund's performance also will lag these investments.
--------------------------------------------------------------------------------
OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.



For example, futures contracts, which the fund may use to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.


The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.
--------------------------------------------------------------------------------
                                                                              21

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.


ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]


94                   3.84
95                  14.22
96                   9.12
97                   7.31
98                  15.85
99                  33.62
00                 -17.59
01                 -22.74
02                 -15.63



BEST QUARTER: 19.88% Q4 1999



WORST QUARTER: (19.77%) Q3 2002


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                                              Since
                                              1 year         5 years      inception
-----------------------------------------------------------------------------------
INVESTOR SHARES

 Before taxes                                 (15.63)          (3.62)          1.66 1

 After taxes on distributions                 (16.30)          (4.11)          1.16 1

 After taxes on distributions
 and sale of shares                            (9.60)          (3.04)          1.12 1

SELECT SHARES(R) before taxes                 (15.62)          (3.55)        (3.31) 2

MSCI-EAFE(R) INDEX                            (15.94)          (2.89)          1.01 3

SCHWAB INTERNATIONAL INDEX(R)                 (15.05)          (3.05)          2.17 3



1 Inception: 9/9/93.  2 Inception: 5/19/97.  3 From: 9/9/93.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)


SHAREHOLDER FEES                             INVESTOR        SELECT
(% of transaction amount)                      SHARES        SHARES
-------------------------------------------------------------------
Redemption fee*                                  1.50          1.50


ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------

Management fees                                  0.40          0.40

Distribution (12b-1) fees                        None          None

Other expenses                                   0.36          0.21
                                             ----------------------
Total annual operating expenses                  0.76          0.61

Expense reduction                               (0.07)        (0.11)
                                             ----------------------
NET OPERATING EXPENSES**                         0.69          0.50
                                             ----------------------



* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.


** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                               1 year          3 years           5 years         10 years
-----------------------------------------------------------------------------------------
INVESTOR SHARES                   $70             $236              $415             $936

SELECT SHARES                     $51             $184              $329             $752




Schwab International Index Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).




                                                      11/1/01-        11/1/00-          11/1/99-         11/1/98-      11/1/97-
INVESTOR SHARES                                       10/31/02        10/31/01          10/31/00         10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   12.22           17.13             17.93            14.21         13.31
                                                      -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.21            0.15              0.20             0.19          0.17
   Net realized and unrealized gains or losses           (1.82)          (4.81)            (0.85)            3.66          0.88
                                                      -------------------------------------------------------------------------
   Total income or loss from investment operations       (1.61)          (4.66)            (0.65)            3.85          1.05
Less distributions:
   Dividends from net investment income                  (0.14)          (0.25)            (0.15)           (0.13)        (0.15)
                                                      -------------------------------------------------------------------------
Net asset value at end of period                         10.47           12.22             17.13            17.93         14.21
                                                      -------------------------------------------------------------------------
Total return (%)                                        (13.34)         (27.58)             3.69            27.31          8.02

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.58            0.58              0.58 1           0.58          0.58
Expense reductions reflected in above ratio               0.18            0.17              0.23             0.41          0.46
Ratio of net investment income to
  average net assets                                      1.70            1.14              1.60             1.24          1.35
Portfolio turnover rate                                     13              18                16                5             6
Net assets, end of period ($ x 1,000,000)                  443             519               637              447           428




                                                      11/1/01-        11/1/00-          11/1/99-         11/1/98-      11/1/97-
SELECT SHARES(R)                                      10/31/02        10/31/01          10/31/00         10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   12.23           17.14             17.96            14.23         13.32
                                                      -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.21            0.16              0.27             0.18          0.22
   Net realized and unrealized gains or losses           (1.82)          (4.80)            (0.91)            3.70          0.85
                                                      -------------------------------------------------------------------------
   Total income or loss from investment operations       (1.61)          (4.64)            (0.64)            3.88          1.07
Less distributions:
   Dividends from net investment income                  (0.15)          (0.27)            (0.18)           (0.15)        (0.16)
                                                      -------------------------------------------------------------------------
Net asset value at end of period                         10.47           12.23             17.14            17.96         14.23
                                                      -------------------------------------------------------------------------
Total return (%)                                        (13.31)         (27.45)            (3.65)           27.49          8.16

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.47            0.47              0.47 2           0.47          0.47
Expense reductions reflected in above ratio               0.14            0.13              0.19             0.39          0.48
Ratio of net investment income to
  average net assets                                      1.81            1.25              1.71             1.57          1.49
Portfolio turnover rate                                     13              18                16                5             6
Net assets, end of period ($ x 1,000,000)                  536             616               700              449            94









1 Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.

2 Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.

      Fund management


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $144 billion under management.



      The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab-Funds(R). The firm manages assets for more than 6.4 million shareholder accounts. (All figures on this page are as of 10/31/02.)



      As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/02, these fees were 0.14% for the Schwab S&P 500 Fund, 0.21% for the Schwab 1000 Fund(R), 0.23% for the Schwab Small-Cap Index Fund(R), 0.10% for the Schwab Total Stock Market Index Fund(R), and 0.26% for the Schwab International Index Fund(R). These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



      GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of and has overall responsibility for each of the funds. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.



      LARRY MANO, a director and portfolio manager, is responsible for the day-to-day management of Schwab Total Stock Market Index Fund and Schwab International Index Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity index management.

Investing in the funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SCHWAB ACCOUNTS


Some Schwab account features can work in tandem with features offered by the funds.



For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.



For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.

--------------------------------------------------------------------------------
BUYING SHARES


Shares of the funds may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.


STEP 1

CHOOSE A FUND AND A SHARE CLASS. Your choice may depend on the amount of your investment. Currently, e.Shares(R) are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans. The minimums shown below are for each fund and share class.


                     MINIMUM INITIAL           MINIMUM ADDITIONAL            MINIMUM
SHARE CLASS          INVESTMENT                INVESTMENT                    BALANCE
------------------------------------------------------------------------------------
INVESTOR SHARES      $2,500 ($1,000 for        $500 ($100 for custodial      --
                     retirement and            accounts and investments
                     custodial accounts)       through the Automatic
                                               Investment Plan)

SELECT SHARES(R)     $50,000                   $1,000                        $40,000

e.SHARES             $1,000($500 for           $100                          --
                     retirement and
                     custodial accounts)


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                   FEATURES
---------------------------------------------------------------------------------
REINVESTMENT             All dividends and capital gain distributions are invested
                         automatically in shares of your fund and share class.

CASH/REINVESTMENT MIX    You receive payment for dividends, while any capital
                         gain distributions are invested in shares of your fund
                         and share class.

CASH You receive payment for all dividends and capital gain distributions.

STEP 3


PLACE YOUR ORDER. Use any of the methods described at right. Remember that e.Shares(R) are available only through SchwabLink(R). Make checks payable to Charles Schwab & Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.



Investing in the funds

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in each fund's fee table, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes of the same fund.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET

www.schwab.com


SCHWAB BY PHONE(TM) 1


Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

SCHWABLINK(R)


Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.


MAIL


Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812



IN PERSON 1


Visit the nearest Charles Schwab branch office.


You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.



1 Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------
                                                                              27

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

- To revise the redemption fee criteria.

- To waive its early redemption fee in certain instances, including when it determines that such a waiver is in the best interests of the fund and its shareholders.

--------------------------------------------------------------------------------
TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds calculate their share prices each business day, for each share class, after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order prior to the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.


In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, or the adviser deems them unreliable, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.


Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.


THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT LEFT.



Investing in the funds

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.



SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

--------------------------------------------------------------------------------
MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------

Schwab Equity Index Funds


      PROSPECTUS

      February 28, 2003



To learn more                                       [CHARLES SCHWAB LOGO]


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC FILE NUMBERS
Schwab S&P 500 Fund                            811-7704
Schwab 1000 Fund(R)                            811-6200
Schwab Small-Cap Index Fund(R)                 811-7704
Schwab Total Stock Market Index Fund(R)        811-7704
Schwab International Index Fund(R)             811-7704

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549-0102
1-202-942-8090 (Public Reference Section) www.sec.gov publicinfo@sec.gov


SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000
www.schwab.com/schwabfunds



REG13644FLT-05

                       STATEMENT OF ADDITIONAL INFORMATION

                            SCHWAB EQUITY INDEX FUNDS

                               SCHWAB S&P 500 FUND
                               SCHWAB 1000 FUND(R)
                         SCHWAB SMALL-CAP INDEX FUND(R)
                     SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
                       SCHWAB INTERNATIONAL INDEX FUND(R)


                                FEBRUARY 28, 2003



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated February 28, 2003 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.


The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are series of Schwab Capital Trust (a trust), and Schwab 1000 Fund is a series of Schwab Investments (a trust).

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS..................   2
MANAGEMENT OF THE FUNDS...................................................  20
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................  31
INVESTMENT ADVISORY AND OTHER SERVICES....................................  32
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................  35
DESCRIPTION OF THE TRUSTS.................................................  38
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
AND PRICING OF SHARES.....................................................  39
TAXATION..................................................................  41
CALCULATION OF PERFORMANCE DATA...........................................  43

            INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS


The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                        INVESTMENT OBJECTIVES AND INDEXES

Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund.

There is no guarantee the funds will achieve their objectives.

THE SCHWAB S&P 500 FUND'S investment objective is to seek to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).

The S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

It is the Schwab S&P 500 Fund's policy that under normal circumstances it will invest at least 80% of its assets in securities included in the S&P 500. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Fund. S&P has no obligation to take the needs of the Schwab S&P 500 Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Fund shares or in the determination or calculation of the equation by which the Schwab S&P 500 Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Fund's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Fund, its shareholders or any other person or entity from the use of the S&P 500(R) Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

THE SCHWAB 1000 FUND'S investment objective is to match the price and dividend performance (total return) of the Schwab 1000 Index(R), an index created to represent to performance of publicly traded equity securities of the 1,000 largest U.S. companies.

To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) or real estate investment trust incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange (NYSE), American Stock Exchange
(AMEX) or the NASDAQ/NMS and (3) its market value must place it among the top 1,000 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


As of October 31, 2002, the aggregate market capitalization of the stocks included in the Schwab 1000 Index was approximately $9.2 trillion. This represents approximately 90% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Total Market Index.


It is the Schwab 1000 Fund's policy that under normal circumstances it will invest at least 80% of its assets in securities included in the Schwab 1000 Index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

THE SCHWAB SMALL-CAP INDEX FUND'S investment objective is to seek to track the performance of a benchmark index that measures total return of small capitalization U.S. stocks.

The Schwab Small-Cap Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index(R) (Small-Cap Index). The Schwab Small-Cap Index was created to represent the performance of equity securities of the second 1,000 largest U.S. companies, ranked by market capitalization (share price times the number of shares outstanding).

To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) or a real estate investment trust incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the NYSE, AMEX or the NASDAQ/NMS and (3) its market value must place it among the second-largest 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

It is the Schwab Small-Cap Index Fund's policy that under normal circumstances it will invest at least 80% of its assets in securities included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND'S investment objective is to seek to track the total return of the entire U.S. stock market.


In pursuing its objective, the fund uses the Wilshire 5000 Total Market Index to measure the total return of the U.S. stock market. The Wilshire 5000 Total Market Index is representative of the performance of the entire U.S. stock market. The index measures the performance of all U.S. headquartered equity securities with readily available pricing data. It is a market-value weighted index consisting of approximately 5700 stocks as of October 31, 2002. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


It is the Schwab Total Stock Market Index Fund's policy that under normal circumstances it will invest at least 80% of its assets in securities included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes.

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may use statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market using a smaller number of securities. These techniques use a smaller number of index securities than that included in the index, which, when taken together, are expected to perform similarly to the index. These techniques are based on a variety of factors, including capitalization, dividend yield, price/earnings ratio, and industry factors.

THE SCHWAB INTERNATIONAL INDEX FUND'S investment objective is to seek to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

The Schwab International Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index(R) (International Index). The International Index was created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

To be included in the International Index the securities must be issued by an operating company (i.e., not an investment company) whose principal trading market is in a country with a major developed securities market outside the United States. In addition, the market value of the company's outstanding securities must place the company among the top 350 such companies as measured by free-float adjusted market capitalization (share price times the number of shares available for purchase by international investors). The free-float available for purchase by international investors generally excludes shares held by strategic investors (such as governments, corporations, controlling shareholders and management) and shares subject to foreign ownership restrictions. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index. By tracking the largest companies in developed markets, the index represents the performance of what some analysts deem the "blue chips" of international markets. The index also is designed to provide a broad representation of the international market, by limiting investments by country to no more than 35% of the total market capitalization of the index. The International Index was first made available to the public on July 29, 1993.

It is the Schwab International Index Fund's policy that under normal circumstances it will invest at least 80% of its assets in stocks included in the benchmark index. The fund will notify its shareholders at least 60 days before changing this policy.

The Schwab 1000 Index(R), Small-Cap Index and International Index were developed and are maintained by Schwab. Schwab receives no compensation from the funds for maintaining the indexes. Schwab reviews and, as necessary, revises the lists of companies whose securities are included in the Schwab 1000 Index, the Small-Cap Index and the International Index usually annually. Companies known by Schwab to meet or no longer meet the inclusion criteria may be added or deleted as appropriate. Schwab also will modify each index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, stock swaps, spin-offs or bankruptcy filings made because of a company's inability to continue operating as a going concern).

Schwab may change the Schwab 1000 Index and the Small-Cap Index inclusion criteria if it determines that doing so would cause the Schwab 1000 Index and the Small-Cap Index to be more representative of the domestic equity market. Schwab also may change the International Index inclusion criteria if it determines that doing so would cause the International Index to be more representative of the large, publicly traded international company equity market. In the future, the Board of Trustees, may take necessary and timely action to change the benchmark index for the Schwab Small-Cap Index Fund, including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the small-cap U.S. stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees also may take necessary and timely action to change the benchmark index for the Schwab International Index Fund, including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the international stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees may select another index for the Schwab 1000 Fund, subject to shareholder approval, should it decide that taking such action would be in the best interest of the fund's shareholders.

A particular stock's weighting in the Small-Cap Index or the Schwab 1000 Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of its index.

A particular stock's weighting in the International Index is based on its relative free-float adjusted market value, divided by the total free-float adjusted market capitalization of the index.

                         INVESTMENT STRATEGIES AND RISKS

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

Each fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund intends to use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. Each fund will pay a fee to the bank for using the lines.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund will not concentrate its investments, unless its index is so concentrated.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, and interests in real estate investment trusts. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stock becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which the funds may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the funds will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.


Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.


Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the Schwab International Index Fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Schwab International Index Fund.




















FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the Schwab International Index Fund normally engages in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.


FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The funds may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.

Each fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its ability to track the performance of its index as closely as possible, a fund may purchase futures contracts representative of its index or securities in its index. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the Schwab International Index Fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. In regards to the Schwab Total Stock Market Index Fund and Schwab Small-Cap Index Fund, because there is not currently available any futures contract tied directly to either the total return of the U.S. stock market or the funds' indices, there is no guarantee that this strategy will be successful. Each fund may enter into futures contracts for these or other reasons.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the values of the futures contracts fluctuate. This process is known as "marking-to-market". The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5 % of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

While the funds intend to purchase and sell futures contracts in order to simulate full investment in the securities comprising their respective indices, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the funds incur transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INDEXING STRATEGIES involve tracking the securities represented in, and, therefore, performance of an index. Each fund normally will invest at least 80% of its assets in the securities of its index. Moreover, each fund will invest so that its portfolio performs similarly to that of its index. Each fund tries to generally match its holdings in a particular security to its weight in the index. Each fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. A fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for a fund.


INTERFUND BORROWING AND LENDING. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risk than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

Each fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the funds will be covered, which means that the funds will own the securities subject to the option so long as the option is outstanding.


A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that a fund will earmark or segregate cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.


A fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a fund, does not exceed 5% of its total assets.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

REAL ESTATE INVESTMENT TRUSTS (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.


REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short - from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).


Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the funds, including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. For example, short sales may be used as a quantitative technique to assemble a portfolio whose performance is expected to track that of the index. A fund may sell a security short only if the fund owns the security, or the right to obtain the security or equivalent securities, or covers such short sale with liquid assets as required by the current rules and interpretations of the SEC or its staff. When a fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A fund also may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss; conversely, if the price declines, a fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Selling securities short against the box involves selling a security that a fund owns or has the right to acquire, for the delivery at a specified date in the future. If a fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them below the largest 1,000 such companies. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and the Schwab Small-Cap Index Fund's and the Schwab Total Stock Market Index Fund's respective positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Schwab Small-Cap Index Fund and the Schwab Total Stock Market Index Fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks (like the Schwab Small-Cap Index Fund and the Schwab Total Stock Market Index Fund) may change sharply during the short term and long term.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby each fund may, in certain circumstances, substitute a similar stock for a security in its index.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

EACH OF THE SCHWAB S&P 500 FUND, SCHWAB 1000 FUND, SCHWAB SMALL-CAP INDEX FUND, AND SCHWAB INTERNATIONAL INDEX FUND MAY NOT:

1) Borrow money, except to the extent permitted under the Investment Company 1940 Act (the "1940 Act"), the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

IN ADDITION, EACH OF THE SCHWAB S&P 500 FUND, SCHWAB SMALL-CAP INDEX FUND AND SCHWAB INTERNATIONAL INDEX FUND MAY NOT:

1) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

IN ADDITION, THE SCHWAB 1000 FUND MAY NOT:

1) Purchase securities of other investment companies, except as permitted by the 1940 Act.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND MAY NOT:

1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the 1940 Act;

2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder; and

3) (i) Purchase or sell commodities, commodities contracts, futures or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Concentration. The SEC defines concentration as investing 25% or more of a fund's total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other registered investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

5) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that each fund may purchase securities to the extent that its index is also so concentrated).

6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

7)       Invest more than 15% of its net assets in illiquid securities.

IN ADDITION, THE SCHWAB SMALL-CAP INDEX FUND

1) Intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index.

IN ADDITION, THE SCHWAB INTERNATIONAL INDEX FUND

1) Intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index.

IN ADDITION, THE SCHWAB TOTAL STOCK MARKET INDEX FUND MAY NOT:

1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.


                             MANAGEMENT OF THE FUNDS


Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the fund's investment adviser and distributor.



This information is provided as of 10/31/02. Each of the officers and/or trustees also serves in the same capacity as described for the trusts, for The Charles Schwab Family of Funds and Schwab Annuity Portfolios (the "fund complex"), which as of 10/31/02, included 45 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:



NAME AND DATE           POSITION(S)      TERM OF OFFICE     PRINCIPAL             OTHER DIRECTORSHIPS
OF BIRTH                WITH THE         AND LENGTH OF      OCCUPATIONS DURING
                        TRUST            TIME SERVED 1      THE PAST FIVE YEARS
                                   INDEPENDENT TRUSTEES
DONALD F. DORWARD       Trustee           Trustee of         Chief Executive
September 23, 1931                        Schwab Capital     Officer, Dorward &
                                          Trust since        Associates
                                          1993.              (corporate
                                                             management,
                                                             marketing and
                                                             communications
                                                             consulting firm).
                                                             From 1996 to 1999,
                                                             Executive Vice
                                                             President and
                                                             Managing Director,
                                                             Grey Advertising.

ROBERT G. HOLMES        Trustee           Trustee of         Chairman, Chief
May 15, 1931                              Schwab Capital     Executive Officer
                                          Trust since 1993.  and Director,
                                                             Semloh Financial,
                                                             Inc.
                                                             (international
                                                             financial services
                                                             and investment
                                                             advisory firm).

DONALD R. STEPHENS      Trustee           Trustee of         Managing Partner,
June 28, 1938                             Schwab Capital     D.R. Stephens &
                                          Trust since 1993.  Company
                                                             (investments).
                                                             Prior to 1996,
                                                             Chairman and Chief
                                                             Executive



1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.


                                                             Officer of North
                                                             American Trust
                                                             (real estate
                                                             investment trust).

MICHAEL W. WILSEY       Trustee           Trustee of         Chairman and Chief
August 18, 1943                           Schwab Capital     Executive Officer,
                                          Trust since 1993.  Wilsey Bennett,
                                                             Inc. (truck and
                                                             air
                                                             transportation,
                                                             real estate
                                                             investment and
                                                             management, and
                                                             investments).

MARIANN BYERWALTER      Trustee           Trustee of         Chairman of JDN      Ms. Byerwalter also is
August 13, 1960                           Schwab Capital     Corporate Advisory   on the Board of
                                          Trust since 2000.  LLC. From 1996 to    Trustees of Stanford
                                                             2001, Ms.            University, America
                                                             Byerwalter was the   First Companies,
                                                             Vice President for   Omaha, NE (venture
                                                             Business Affairs     capital/fund
                                                             and Chief            management), Redwood
                                                             Financial Officer    Trust, Inc. (mortgage
                                                             of Stanford          finance), Stanford
                                                             University and, in   Hospitals and Clinics,
                                                             2001, Special        SRI International
                                                             Advisor to the       (research), PMI Group,
                                                             President of         Inc. (mortgage
                                                             Stanford             insurance) and Lucile
                                                             University. 2        Packard Children's
                                                                                  Hospital; Director until
                                                                                  2002, LookSmart, Ltd.
                                                                                  (an Internet infrastructure
                                                                                  company).

WILLIAM A. HASLER        Trustee          Trustee of         Co-Chief Executive   Mr. Hasler also is on
November 22, 1941                         Schwab Capital     Officer, Aphton      the Board of Directors
                                          Trust since 2000.  Corporation (bio-    of Solectron
                                                             pharmaceuticals).    Corporation
                                                             Prior to August      (manufacturing),
                                                             1998, Mr. Hasler     Tenera, Inc. (services
                                                             was Dean of the      and software),
                                                             Haas School of       Airlease Ltd.
                                                             Business at the      (aircraft leasing),
                                                             University of        Mission West
                                                             California,          Properties



2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                                                  (commercial real
                                                             Berkeley (higher     estate) and
                                                             education).          Digital Microwave
                                                                                  Corporation
                                                                                  (a network
                                                                                  equipment
                                                                                  corporation).

GERALD B. SMITH         Trustee           Trustee of         Since 1990,          Mr. Smith is also on
September 28, 1950                        Schwab Capital     Chairman and Chief   the Board of Directors
                                          Trust since 2000.  Executive Officer    of Rorento N.V.
                                                             and founder of       (investments -
                                                             Smith Graham & Co.   Netherlands) and
                                                             (investment          Cooper Industries
                                                             advisors).           (electrical products,
                                                                                  tools and hardware),
                                                                                  and is a member of the
                                                                                  audit committee of
                                                                                  Northern Border
                                                                                  Partners, L.P.
                                                                                  (energy); Director until
                                                                                  2002, Pennzoil Quaker State
                                                                                  Company (oil and gas).

                                 INTERESTED TRUSTEES

CHARLES R. SCHWAB 3     Chairman and      Chairman and       Chairman, Co-Chief   Director, U.S. Trust
July 29, 1937           Trustee           Trustee of         Executive Officer    Corporation, United
                                          Schwab Capital     and Director, The    States Trust Company
                                          Trust since 1993.  Charles Schwab       of New York; The Gap,
                                                             Corporation; Chief   Inc. (a clothing
                                                             Executive Officer    retailer), Siebel Systems
                                                             and Director,        (a software company) and
                                                             Schwab Holdings,     Xign, Inc. (a developer
                                                             Inc.; Chairman and   of electronic payment
                                                             Director, Charles    systems); Trustee, Board
                                                             Schwab & Co.,        of Trustees of Stanford
                                                             Inc., Charles        University, since 1993;
                                                             Schwab Investment    Director until January
                                                             Management, Inc.;    1999, Schwab Retirement
                                                             Chairman, Charles    Plan Services, Inc.,
                                                             Schwab Holdings      Mayer &
                                                             (UK); Chairman and
                                                             Chief Executive
                                                             Officer, Schwab
                                                             (SIS) Holdings,
                                                             Inc. I, Schwab



3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                             International        Schweitzer, Inc. (a
                                                             Holdings, Inc.       securities brokerage
                                                                                  subsidiary of The
                                                                                  Charles Schwab
                                                                                  Corporation),
                                                                                  Performance
                                                                                  Technologies, Inc.
                                                                                  (technology company),
                                                                                  TrustMark, Inc.;
                                                                                  Director until July
                                                                                  2001, The Charles
                                                                                  Schwab Trust Company;
                                                                                  Director until March 2002,
                                                                                  Audiobase, Inc. (full-
                                                                                  service audio solutions
                                                                                  for the Internet); Director
                                                                                  until May 2002, Vodaphone
                                                                                  AirTouch PLC (a tele-
                                                                                  communications company).

JOHN PHILIP COGHLAN     Trustee           Trustee of         Vice Chairman and    Director, Performance
May 6, 1951                               Schwab Capital     Executive Vice       Technologies, Inc.,
                                          Trust since 2000.  President, The       (technology company);
                                                             Charles Schwab       Director, Charles
                                                             Corporation; Vice    Schwab Asset
                                                             Chairman and         Management (Ireland)
                                                             President -          Ltd. and Charles
                                                             Individual           Schwab Worldwide Funds
                                                             Investor             PLC until March 2002.
                                                             Enterprise,
                                                             Charles Schwab &
                                                             Co., Inc.;
                                                             Director, Charles
                                                             Schwab Investment
                                                             Management, Inc.;
                                                             President, Chief
                                                             Executive Officer
                                                             and Director, The
                                                             Charles Schwab
                                                             Trust Company;
                                                             Chairman and
                                                             Director, Schwab
                                                             Retirement Plan
                                                             Services, Inc.,
                                                             Schwab Retirement
                                                             Technologies, Inc.
                                                             (formerly
                                                             TrustMark, Inc.).
                                                             Prior to July
                                                             2002, Mr.

                                                             Coghlan
                                                             was Vice Chairman
                                                             and Enterprise
                                                             President,
                                                             Retirement Plan
                                                             Services and
                                                             Services for
                                                             Investment
                                                             Managers, Charles
                                                             Schwab & Co., Inc.

JEFFREY M. LYONS 3      Trustee           Trustee of         Executive Vice
February 22, 1955                         Schwab Capital     President, Asset
                                          Trust since 2002.  Management
                                                             Products &
                                                             Services since
                                                             September 2001,
                                                             Charles Schwab &
                                                             Co., Inc. Prior
                                                             to September 2001,
                                                             Mr. Lyons was
                                                             Executive Vice
                                                             President, Mutual
                                                             Funds, Charles
                                                             Schwab & Co., Inc.

                                              OFFICERS

RANDALL W. MERK         President and     Officer of         President and
July 25, 1954           Chief             Schwab Capital     Chief Executive
                        Executive         Trust since 2002.  Officer, Charles
                        Officer                              Schwab Investment
                                                             Management, Inc.
                                                             and Executive Vice
                                                             President, Charles
                                                             Schwab & Co.,
                                                             Inc.  Prior to
                                                             September 2002,
                                                             Mr. Merk was
                                                             President and
                                                             Chief Investment
                                                             Officer, American



3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                             Century Investment
                                                             Management, and
                                                             Director, American
                                                             Century Companies,
                                                             Inc. (June 2001 to
                                                             August 2002);
                                                             Chief Investment
                                                             Officer, Fixed
                                                             Income, American
                                                             Century Companies,
                                                             Inc. (January 1997
                                                             to June 2001).

TAI-CHIN TUNG           Treasurer and     Officer of         Senior Vice          Director, Charles
March 7, 1951           Principal         Schwab Capital     President and        Schwab Asset
                        Financial         Trust since 1996.  Chief Financial      Management (Ireland)
                        Officer.                             Officer, Charles     Limited and Charles
                                                             Schwab Investment    Schwab Worldwide Funds
                                                             Management, Inc.;    PLC.
                                                             Vice President,
                                                             The Charles Schwab
                                                             Trust Company.

STEPHEN B. WARD         Senior Vice       Officer of         Director, Senior
April 5, 1955           President and     Schwab Capital     Vice President and
                        Chief             Trust since 1991.  Chief Investment
                        Investment                           Officer, Charles
                        Officer.                             Schwab Investment
                                                             Management, Inc.;
                                                             Chief Investment
                                                             Officer, The
                                                             Charles Schwab
                                                             Trust Company.

KOJI E. FELTON          Secretary         Officer of         Senior Vice
March 13, 1961                            Schwab Capital     President, Chief
                                          Trust since 1998.  Counsel and
                                                             Assistant

                                                             Corporate
                                                             Secretary, Charles
                                                             Schwab Investment
                                                             Management, Inc.
                                                             Prior to June
                                                             1998, Mr. Felton
                                                             was a Branch Chief
                                                             in Enforcement at
                                                             the U.S.
                                                             Securities and
                                                             Exchange
                                                             Commission in San
                                                             Francisco.


The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


At the May 22, 2002 meeting, the Board of Trustees, including a majority of Independent Trustees, approved the funds' investment advisory and administration agreement with CSIM (the "Agreement") based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates each fund's respective peer group averages. They also considered the voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser or sub-adviser from their relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total portfolio expenses from exceeding a specified cap.

In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                                BOARD COMMITTEES


Each trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trusts; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.



Each trust has a Nominating Committee that is comprised of all of the Independent Trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.

The following table provides trustee compensation information as of October 31, 2002. Unless otherwise stated, information is for the fund complex.



--------------------------------------------------------------------------------------------------------------
                             Aggregate Compensation 1
                                   from the:
---------------------------------------------------------------------------------------------------------------------
                                                    Schwab                        Pension or
                                          Schwab     Total                        Retirement
                                          Small-     Stock                          Benefits
                    Schwab     Schwab        Cap    Market            Schwab      Accrued as                Total
Name of            S&P 500       1000      Index     Index     International    Part of Fund    Compensation from
Trustee               Fund       Fund       Fund      Fund        Index Fund        Expenses       Fund Complex 2
---------------------------------------------------------------------------------------------------------------------
Charles R.               0          0          0         0                 0             N/A                    0
Schwab
------------------------------------------------------------------------------------------------------------------------
John Philip              0          0          0         0                 0             N/A                    0
Coghlan
------------------------------------------------------------------------------------------------------------------------
Jeremiah H.              0          0          0         0                 0             N/A                    0
Chafkin 3
------------------------------------------------------------------------------------------------------------------------
Jeffrey M.               0          0          0         0                 0             N/A                    0
Lyons 4
------------------------------------------------------------------------------------------------------------------------
Mariann            $ 8,593    $ 7,207    $ 2,452     $ 948           $ 2,021             N/A            $ 152,025
Byerwalter
------------------------------------------------------------------------------------------------------------------------
Donald F.          $ 8,666    $ 7,304    $ 2,473     $ 954           $ 2,039             N/A            $ 153,025
Dorward
------------------------------------------------------------------------------------------------------------------------
William A.         $ 8,666    $ 7,304    $ 2,473     $ 954           $ 2,039             N/A            $ 153,025
Hasler
------------------------------------------------------------------------------------------------------------------------
Robert G.          $ 8,666    $ 7,304    $ 2,473     $ 954           $ 2,039             N/A            $ 153,025
Holmes
------------------------------------------------------------------------------------------------------------------------
Gerald B.          $ 8,593    $ 7,207    $ 2,452     $ 948           $ 2,021             N/A            $ 152,025
Smith
------------------------------------------------------------------------------------------------------------------------
Donald R.          $ 8,593    $ 7,207    $ 2,452     $ 948           $ 2,021             N/A            $ 152,025
Stephens
------------------------------------------------------------------------------------------------------------------------
Michael W.         $ 8,666    $ 7,304    $ 2,473     $ 954           $ 2,039             N/A            $ 153,025
 Wilsey
------------------------------------------------------------------------------------------------------------------------



1 Compensation for the fiscal period ending October 31,2002.

2 Unless otherwise stated, information is for the fund complex, which included 45 funds as of October 31, 2002.

3 Mr. Chafkin resigned from the board effective May 22, 2002.

4 Appointed to the board on May 22, 2002.

The following table provides information as of December 31, 2002, with respect to a dollar range of securities beneficially owned by each trustee.



------------------------------------------------------------------------------------------------------------
                             Dollar Range of Trustee Ownership of Equity Securities in
                                                       the:
                             ---------------------------------------------------------

                                                                  Schwab
                                                                   Total
                                                                   Stock                    Aggregate Dollar
                                                         Schwab   Market            Schwab  Range Of Trustee
         Name of           Schwab S&P       Schwab    Small-Cap    Index     International  Ownership In the
         Trustee             500 Fund    1000 Fund   Index Fund     Fund        Index Fund      Fund Complex
------------------------------------------------------------------------------------------------------------
Charles R. Schwab           $ 10,001-         Over         Over     None         $ 50,001-    Over $ 100,000
                            $  50,001    $ 100,000    $ 100,000                  $ 100,000
------------------------------------------------------------------------------------------------------------
Jeffrey M. Lyons                 Over         Over         Over     None         $ 50,001-    Over $ 100,000
                            $ 100,000    $ 100,000    $ 100,000                  $ 100,000
------------------------------------------------------------------------------------------------------------
Jeremiah H. Chafkin              None         None         None     None              None    Over $ 100,000

------------------------------------------------------------------------------------------------------------
John P. Coghlan                  None    $ 10,001-    $ 10,001-     None         $ 10,001-    Over $ 100,000
                                         $  50,000    $  50,000                  $  50,000
------------------------------------------------------------------------------------------------------------
Mariann Byerwalter               None    $ 10,001-         None     None              None         $ 10,001-
                                         $  50,000                                                 $  50,000
------------------------------------------------------------------------------------------------------------
Donald F. Dorward                None    $ 10,001-         None     None              None    Over $ 100,000
                                         $  50,000
------------------------------------------------------------------------------------------------------------
William A. Hasler                None         None         None     None              None         $ 50,001-
                                                                                                   $ 100,000
------------------------------------------------------------------------------------------------------------
Robert G. Holmes                 None    $ 10,001-         None     None              None    Over $ 100,000
                                         $  50,000
------------------------------------------------------------------------------------------------------------
Gerald B. Smith                  None         None         None     None              None    Over $ 100,000

------------------------------------------------------------------------------------------------------------
Donald R. Stephens               None         None         None     None              None    Over $ 100,000

------------------------------------------------------------------------------------------------------------
Michael W. Wilsey                Over         None         None     None              None    Over $ 100,000
                            $ 100,000
------------------------------------------------------------------------------------------------------------


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 6, 2003, the officers and trustees of the trusts, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund:



As of February 6, 2003, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB S&P 500 FUND - INVESTOR SHARES
The Charles Schwab Trust Co.                                                   22.73%

SCHWAB S&P 500 FUND - ESHARES(R)
The Charles Schwab Trust Co.                                                   11.03%

SCHWAB S&P 500 FUND - SELECT SHARES(R)
The Charles Schwab Trust Co                                                    13.73%
Schwab MarketTrack All Equity Portfolio                                         5.30%

SCHWAB 1000 FUND(R) - INVESTOR SHARES
The Charles Schwab Trust Co.                                                    5.82%

SCHWAB 1000 FUND(R) - SELECT SHARES(R)
The Charles Schwab Trust Co.                                                    6.19%

SCHWAB SMALL-CAP FUND(R) - SELECT SHARES(R)
Schwab MarketTrack Growth Fund                                                 16.70%
Schwab MarketTrack All Equity Fund                                             14.40%
Schwab MarketTrack Balanced Fund                                               11.50%
The Charles Schwab Trust Co.                                                    7.31%

SCHWAB TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES
The Charles Schwab Trust Co.                                                    7.86%

SCHWAB INTERNATIONAL INDEX FUND - SELECT SHARES(R)
Schwab MarketTrack All Equity Fund                                             19.70%
Schwab MarketTrack Growth Fund                                                 19.30%
Schwab MarketTrack Balanced Fund                                               13.30%
Schwab MarketTrack Conservative Fund                                            5.10%

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and each trust. Schwab is an affiliate of the investment adviser and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation 1. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the Schwab S&P 500 Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.20% of the fund's average daily net assets not in excess of $500 million, and 0.17% of such net assets over $500 million.

Prior to February 28, 2000, for its advisory and administrative services to the Schwab S&P 500 Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.36% of the fund's average daily net assets not in excess of $1 billion, 0.33% of the next $1 billion and 0.31% of such net assets over $2 billion.


For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab S&P 500 Fund paid investment advisory fees of $10,171,000, $10,820,000 and $11,534,000, respectively (fees were reduced by $1,992,000, $2,316,000 and $6,009,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 29, 2004, the total fund annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, the e.Shares(R) and the Select Shares(R) will not exceed 0.37%, 0.28% and 0.19% respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab 1000 Fund the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million and 0.22% of such assets over $500 million.


For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab 1000 Fund paid investment advisory fees of $12,053,000, $14,298,000 and $16,517,000, respectively (fees were reduced by $888,000, $756,000 and $451,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 29,2004, total fund annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares for the Schwab 1000 Fund will not exceed 0.51% and 0.36% respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab Small-Cap Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.33% of the fund's average daily net assets not in excess of $500 million, and 0.28% of such net assets over $500 million.

1 Effective May 9, 2003, Charles R. Schwab will step down as Co-Chief Executive Officer.

Prior to February 28, 2000, for its advisory and administrative services to the Schwab Small-Cap Index Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.50% of the fund's average daily net assets not in excess of $300 million and 0.45% of such assets over $300 million.


For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab Small-Cap Index Fund paid investment advisory fees of $3,715,000, $3,395,000 and $2,836,000, respectively (fees were reduced by $1,112,000, $1,263,000 and
$1,623,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 29, 2004, total fund annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares(R) for the Schwab Small-Cap Index Fund will not exceed 0.60% and 0.42%, respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab Total Stock Market Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million, and 0.22% of such net assets over $500 million.


For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab Total Stock Market Index Fund paid investment advisory fees of $508,000, $348,000 and $293,000, (fees were reduced by $1,072,000, $1,067,000 and $940,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 29, 2004, the total fund annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares for the Schwab Total Stock Market Index Fund will not exceed 0.58%, and 0.39%, respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab International Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.43% of the average daily net assets not in excess of $500 million, and 0.38% of such net assets over $500 million.


Prior to February 28, 2000, for its advisory and administrative services to the International Index Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.70% of the fund's average daily net assets not in excess of $300 million and 0.60% of such assets over $300 million.



For the fiscal years ended October 31, 2002, 2001, 2000, the Schwab International Index Fund paid investment advisory fees of $3,048,000, $3,395,000 and $3,269,000, respectively (fees were reduced by $1,542,000, $1,669,000 and $2,327,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least February 29, 2004, the total fund annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares for the Schwab International Index Fund will not exceed 0.69% and 0.50%, respectively, of the average daily net assets of each class.


The amount of the expense cap of a fund is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trusts' agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets.

For the services performed as shareholder services agent under its contract with each share class of each fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares'(R) and e.Shares'(R) average daily net assets.

                         CUSTODIANS AND FUND ACCOUNTANT


Brown Brothers Harriman & Co., 40 Water Street, Boston MA 02109, serves as custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund. PFPC Trust Company, 8800 Tinicum Blvd. Third Floor Suite 200, Philadelphia, PA 19153 serves as custodian to the Schwab S&P 500 Fund, Schwab 1000 Fund, and Schwab Total Stock Market Fund. SEI Investments, Global Funds Services (formerly SEI Investments, Mutual Funds Services), One Freedom Valley Dr. Oaks, Pennsylvania 19456, serves as fund accountant for the funds.


The custodians are responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trusts engage them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended October 31, 2002, are included in the fund's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The funds do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. The funds' portfolio turnover rates are in the financial highlight tables in the prospectus.

                             PORTFOLIO TRANSACTIONS


The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and brokerage commissions.



The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.



The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.



The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.



The funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.



The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.


In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                              BROKERAGE COMMISSIONS


For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab S&P 500 Fund paid brokerage commissions of $435,947, $411,950 and $556,689, respectively.



For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab 1000 Fund(R) paid brokerage commissions of $340,058, $391,945 and $676,353, respectively.



For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab Small-Cap Index Fund paid brokerage commissions of $1,280,501, $3,840,472 and $1,443,453, respectively.

For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab Total Stock Market Index Fund paid brokerage commissions of $67,810, $74,244 and $88,990, respectively.



For the fiscal years ended October 31, 2002, 2001 and 2000, the Schwab International Index Fund paid brokerage commissions of $153,079, $396,361 and $589,760, respectively.


                             REGULAR BROKER-DEALERS


The fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended October 31, 2002, the fund purchased securities issued by the following regular broker-dealers:



SCHWAB S&P 500 FUND



                                                                   Value of Fund's Holdings as of
         Regular Broker-Dealer                                                   October 31, 2002
-------------------------------------------------------------------------------------------------
       Bear Stearns Cos., Inc.                                                       $  4,410,000

     Goldman Sachs Group, Inc.                                                       $ 25,296,000

       J.P. Morgan Chase & Co.                                                       $ 30,401,000

Lehman Brothers Holdings, Inc.                                                       $  9,440,000

     Merrill Lynch & Co., Inc.                                                       $ 24,092,000

                Morgan Stanley                                                       $ 31,246,000



SCHWAB 1000 FUND



                                                                   Value of Fund's Holdings as of
            Regular Broker-Dealer                                                October 31, 2002
-------------------------------------------------------------------------------------------------
          Bear Stearns Cos., Inc.                                                    $  3,106,000

        Goldman Sachs Group, Inc.                                                    $ 17,907,000

Investment Technology Group, Inc.                                                    $    833,000

          J.P. Morgan Chase & Co.                                                    $ 21,740,000

   Lehman Brothers Holdings, Inc.                                                    $  6,774,000

        Merrill Lynch & Co., Inc.                                                    $ 17,222,000

                   Morgan Stanley                                                    $ 22,445,000



SCHWAB SMALL-CAP INDEX FUND



                                                                   Value of Fund's Holdings as of
Regular Broker-Dealer                                                            October 31, 2002
-------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                 $ 2,907,000

SCHWAB TOTAL STOCK MARKET INDEX FUND



                                                                   Value of Fund's Holdings as of
            Regular Broker-Dealer                                                October 31, 2002
-------------------------------------------------------------------------------------------------
          Bear Stearns Cos., Inc.                                                     $   832,000

        Goldman Sachs Group, Inc.                                                     $ 1,668,000

Investment Technology Group, Inc.                                                     $    72,000

          J.P. Morgan Chase & Co.                                                     $ 2,027,000

            Jefferies Group, Inc.                                                     $    33,000

   Lehman Brothers Holdings, Inc.                                                     $   629,000

        Merrill Lynch & Co., Inc.                                                     $ 1,590,000

                   Morgan Stanley                                                     $ 2,082,000



SCHWAB INTERNATIONAL INDEX FUND



                                                                   Value of Fund's Holdings as of
Regular Broker-Dealer                                                            October 31, 2002
-------------------------------------------------------------------------------------------------
 ABN AMRO Holdings NV                                                                 $ 4,377,000


                            DESCRIPTION OF THE TRUSTS

Each fund, except the Schwab 1000 Fund, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Schwab 1000 Fund is a series of Schwab Investments, an open-end investment management company organized as a Massachusetts business trust on October 26, 1990. Each fund is composed of multiple classes of shares:
Select Shares(R), Investor Shares and, for the Schwab S&P 500 Fund, e.Shares(R).

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings or graduation gifts.

The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of each trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. Each Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, each Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, each trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.


   PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING SHARES
                  PURCHASING AND REDEEMING SHARES OF THE FUNDS



The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2003:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the funds' transfer agent prior to the close of the NYSE's trading session will be executed that day at the funds' (or classes') share price calculated that day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.


As long as the funds or Schwab follows reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

Each fund reserves the right to waive the early redemption fee for certain tax-advantaged retirement plans or charitable giving funds, or in other circumstances when the fund's officers determine that such a waiver is in the best interests of the fund and its shareholders.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears in its sole discretion to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

Shares of the funds may be held only through a Schwab account or certain third-party investment providers that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a third-party investment provider.

                         EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds(R) that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.


The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES


Each business day, each share class of a fund calculates its share price, or NAV, "as of the close of the NYSE." This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees.


The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the funds, dividend distributions the funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the funds were regular corporations. Distributions by a fund also may be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the Schwab International Index Fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. It is expected that the Schwab International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either credit the tax against U.S. income taxes, subject to certain limitations described in the Code or deduct their pro rata share of foreign taxes, but not for alternative minimum tax purposes (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes.

The Schwab International Index Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Schwab International Index Fund does invest in PFICs, it may elect to treat the PFIC as a "qualified fund" or mark-to-market its investments in PFICs annually. In either case, the Schwab International Index Fund may be required to distribute amounts in excess of realized income and gains. To the extent that the Schwab International Index Fund does invest in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the fund's shareholders. Therefore, the payment of this tax would reduce the Schwab International Index Fund's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the funds.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

For average "after-tax" total return, the SEC rules mandate several assumptions, including that the highest historical individual federal marginal income tax rates at the time of reinvestment be used, and that the calculations do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation, and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. These returns are not relevant to certain tax-deferred investors.

If the sale of shares results in a loss, it is assumed that the shareholder has sufficient capital gains to offset the capital loss. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares).

                          AVERAGE ANNUAL TOTAL RETURNS


                                                                                                        10 Years or
                                                                                               from Commencement of
                                          One Year ended       Five Years ended October   Operations to October 31,
Fund (Commencement of Operations)       October 31, 2002                       31, 2002                        2002
-------------------------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund -
  Investor Shares (5/1/96)                        (15.32%)                         0.39%                       5.96%
     After-tax Returns:
     On Distribution                              (15.65%)                         0.03%                       5.61%
     On Distribution and Sale                      (9.36%)                         0.19%                       4.76%
    e.Shares(R)(5/1/96)                           (15.32%)                         0.45%                       6.04%
    Select Shares(R)(5/19/97)                     (15.20%)                         0.56%                       2.36%

Schwab 1000 Fund -
  Investor Shares (4/2/91)                        (13.87%)                         0.80%                       9.51%
     After-tax Returns:
     On Distribution                              (14.16%)                         0.49%                       9.01%
     On Distribution and Sale                      (8.48%)                         0.52%                       7.82%
  Select Shares (5/19/97)                         (13.77%)                         0.93%                       2.90%

Schwab Small-Cap Index Fund-
  Investor Shares (12/3/93)                       (13.66%)                        (1.14%)                      6.15%
     After-tax Returns:
     On Distribution                              (14.40%)                        (2.31%)                      5.37%
     On Distribution and Sale                      (7.59%)                        (1.04%)                      4.97%
  Select Shares (5/19/97)                         (13.62%)                        (1.04%)                      2.79%

Schwab Total Stock Market Index Fund              (12.86%)                            -                       (8.68%)
  Investor Shares (6/1/99)
     After-tax Returns:                           (13.17%)                            -                       (8.89%)
     On Distribution                               (7.86%)                            -                       (6.85%)
     On Distribution and Sale                     (12.81%)                            -                       (8.56%)
  Select Shares (6/1/99)

Schwab International Index Fund -                 (13.34%)                        (3.63%)                      1.57%
  Investor Shares (9/9/93)
     After-tax Returns:                           (13.72%)                        (4.05%)                      1.15%
     On Distribution                               (8.16%)                        (3.01%)                      1.09%
     On Distribution and Sale                     (13.31%)                        (3.53%)                     (3.60%)
  Select Shares (5/19/97)


Each fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This percentage may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.


A fund also may advertise its cumulative total return. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 2002.



Name of Fund (Commencement of Operations)                               Cumulative Total Return
----------------------------------------                                -----------------------
Schwab S&P 500 Fund -
     Investor Shares (5/1/96)                                                             45.68%
     e.Shares(R)(5/1/96)                                                                  46.47%
     Select Shares (5/19/97)                                                              13.55%
Schwab 1000 Fund -
     Investor Shares (4/2/91)                                                            191.32%
     Select Shares (5/19/97)                                                              16.84%
Schwab Small-Cap Fund -
     Investor Shares (12/3/93)                                                            70.24%
     Select Shares (5/19/97)                                                              16.21%
Schwab Total Stock Market Index Fund -
     Investor Shares (6/1/99)                                                            (26.73%)
     Select Shares (6/1/99)                                                              (26.42%)
Schwab International Index Fund -
     Investor Shares (9/9/93)                                                             15.28%
     Select Shares (5/19/97)                                                             (18.11%)


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the investment adviser of the Schwab 1000, International and Total Stock Market Funds employs specific investment strategies designed to minimize capital gain distributions while achieving each fund's investment objective. These strategies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates each fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on each fund's ability to track or match the performance of its index. They may affect the composition of a fund's index holdings as compared to the index. By deferring or avoiding the realization of capital gains, where possible, until an investor sells shares, unrealized gains can accumulate in a fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

The Schwab 1000, International and Total Stock Market Funds may refer to recent studies that analyze certain techniques and strategies these funds may use to promote the advantages of investing in a series that is part of a large, diverse mutual fund complex. From time to time, a fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the funds. In addition, such advertisements may include comparisons of the funds' performance against that of investment products that do not employ the funds' policy of seeking to limit capital gains.

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23.          Exhibits.

(a)      Articles of Incorporation            Agreement and Declaration of
                                              Trust, dated October 26, 1990, was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit 1, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

(b)      By-Laws                              Amended and Restated By-Laws were
                                              electronically filed and are
                                              incorporated by reference to
                                              Exhibit 2, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

(c)      Instruments Defining        (i)      Article III, Section 5, Article V,
         Rights of Security Holders           Article VI, Article VIII, Section
                                              4 and Article IX, Sections 1, 5
                                              and 7 of the Agreement and
                                              Declaration of Trust were filed
                                              and are incorporated by reference
                                              to Exhibit 1, File No. 811-6200,
                                              of Post-Effective Amendment No. 22
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

                                     (ii)     Article 9, Article 10, Section 6,
                                              and Article 11 of the Amended and
                                              Restated By-Laws were filed and
                                              are incorporated by reference to
                                              Exhibit 2, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A filed on
                                              December 30, 1997.

(d)      Investment Advisory         (i)      Investment Advisory and
         Contracts                            Administration Agreement between
                                              Registrant and Charles Schwab
                                              Investment Management, Inc. (the
                                              "Investment Adviser") and
                                              Schedules B and C were
                                              electronically filed and are
                                              incorporated by reference to
                                              Exhibit 5(a), File No. 811-6200,
                                              of Post-Effective Amendment No. 22
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

                                     (ii)     Amended Schedules A and D to
                                              Investment Advisory and
                                              Administration Agreement referred
                                              to at Exhibit (d)(i) above are
                                              electronically filed herein as
                                              Exhibit (d)(ii), File No.
                                              811-6200.

(e)      Underwriting Contracts      (i)      Distribution Agreement between
                                              Registrant and Charles Schwab &
                                              Co., Inc. ("Schwab") was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit 6, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              December 30, 1997.

PartC

                                     (ii)     Amended Schedule A to the
                                              Distribution Agreement was
                                              electronically filed and is
                                              incorporated herein as Exhibit
                                              (e)(ii), File No. 811-6200, of
                                              Post-Effective Amendment No. 46 to
                                              the Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              January 27, 2003.


(f)      Bonus or Profit Sharing              Inapplicable.
         Contracts

(g)      Custodian Agreements        (i)      Custodian Services Agreement
                                              between Registrant and PFPC Trust
                                              Company was electronically filed
                                              and is incorporated by reference
                                              to Exhibit (g)(i), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 44 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on November 12, 2002.

                                     (ii)     Amended Custodian Services Fee
                                              Agreement dated November 1, 1998,
                                              by and between the Registrant and
                                              PFPC Trust Company, as assigned by
                                              PNC Bank, is incorporated herein
                                              by reference to Exhibit (g)(xii),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 27 to
                                              Registrant's Registration
                                              Statement on Form N-1A,
                                              electronically filed on December
                                              30, 1998.

                                     (iii)    Schedule A to the Custodian
                                              Services Fee Agreement between the
                                              registrant and PFPC Trust Company,
                                              as assigned by PNC Bank, was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(xiv), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (iv)     Foreign Custody Agreement between
                                              Registrant and PFPC Trust Company
                                              dated May 22, 2002, was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(xii), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 44 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on November 12, 2002.

                                     (v)      Transfer Agency Agreement between
                                              the Registrant and Schwab and
                                              Schedule B were electronically
                                              filed and are incorporated by
                                              reference to Exhibit 8(e), File
                                              No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on December 30, 1997.


                                     (vi)     Amended Schedules A and C to the
                                              Transfer Agency Agreement referred
                                              to at Exhibit (g)(v) above was
                                              electronically filed and is
                                              incorporated by reference herein
                                              as Exhibit (g)(vi), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 46 to the
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              January 27, 2003.


PartC

                                     (vii)    Shareholder Service Agreement
                                              between the Registrant and Schwab
                                              and Schedule B were electronically
                                              filed and are incorporated by
                                              reference to Exhibit 8(g), File
                                              No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on December 30, 1997.


                                     (viii)   Schedules A and C to the
                                              Shareholder Service Agreement
                                              between the Registrant and Schwab
                                              referenced at Exhibit (g)(vii)
                                              above was electronically filed and
                                              is incorporated by reference
                                              herein as Exhibit (g)(viii), File
                                              No. 811-6200, of Post-Effective
                                              Amendment No. 46 to the
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              January 27, 2003.


                                     (ix)     Accounting Services Agreement
                                              between Registrant and PFPC was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (d)(ix), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 44 to Registrant's
                                              Registration Statement on Form
                                              N-1A filed on November 12, 2002.

                                     (x)      Accounting Services Agreement with
                                              SEI Fund Resources dated April 1,
                                              1998, was electronically filed and
                                              is incorporated herein by
                                              reference to Exhibit (g)(xiii),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 27 to
                                              Registrant's Registration
                                              Statement on Form N-1A,
                                              electronically filed on December
                                              30, 1998.

                                     (xi)     Amended Schedule A of the
                                              Accounting Services Agreement
                                              between the Registrant and SEI
                                              Fund Resources was electronically
                                              filed and is incorporated by
                                              reference to Exhibit (g)(xvi),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              July 21, 1999.

                                     (xii)    Amendment No. 1 to the Accounting
                                              Services Agreement dated December
                                              17, 1998, by and between Schwab
                                              Capital Trust, Schwab Annuity
                                              Portfolios, Schwab Investments and
                                              SEI Fund Resources was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (g)(xvii), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

(h)      Other Material Contracts             Inapplicable.

(i)      Legal Opinion                        Opinion of counsel is
                                              electronically filed herewith as
                                              Exhibit (i), File No. 811-6200.


(j)      Other Opinions                       Auditors' Consent electronically
                                              filed herewith as Exhibit (j),
                                              File No. 811-6200.


PartC

(k)      Omitted Financial                    Inapplicable.
         Statements

(l)      Initial Capital Agreement   (i)      Purchase Agreement relating to
                                              shares of the Schwab 1000 Fund was
                                              electronically filed and is
                                              incorporated by reference to
                                              Exhibit (l)(i), File No. 811-6200,
                                              of Post-Effective Amendment No. 29
                                              to Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              July 21, 1999.

                                     (ii)     Purchase Agreement relating to
                                              shares of the Schwab Short-Term
                                              Bond Market Index Fund (formerly
                                              Schwab Short/Intermediate
                                              Government Bond Fund) was
                                              electronically filed and
                                              incorporated by reference to
                                              Exhibit (l)(ii), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (iii)    Purchase Agreement relating to
                                              shares of the Schwab California
                                              Long-Term Tax-Free Bond Fund
                                              (formerly Schwab California Tax
                                              Free Bond Fund) was electronically
                                              filed and is incorporated by
                                              reference to Exhibit (l)(iii),
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              July 21, 1999.

                                     (iv)     Purchase Agreement relating to
                                              shares of the Schwab Long-Term
                                              Tax-Free Bond Fund (formerly
                                              Schwab National Tax Free Bond
                                              Fund) was electronically filed and
                                              is incorporated by reference to
                                              Exhibit (l)(iv), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

                                     (v)      Purchase Agreement relating to
                                              shares of the Schwab
                                              Short/Intermediate Tax-Free Bond
                                              Fund, Schwab California
                                              Short/Intermediate Tax-Free Bond
                                              Fund and Schwab Total Bond Market
                                              Index Fund (formerly, Schwab
                                              Long-Term Government Bond Fund)
                                              was electronically filed and is
                                              incorporated by reference to
                                              Exhibit 13, File No. 811-6200, to
                                              Post-Effective Amendment No. 22 to
                                              Registrant's Registration
                                              Statement on Form N-1A filed on
                                              December 30, 1997.

                                     (vi)     Purchase Agreement relating to
                                              shares of the Schwab YieldPlus
                                              Fund(R)was electronically filed
                                              and is incorporated by reference
                                              to Exhibit (l)(vi) of
                                              Post-Effective Amendment No. 29,
                                              File No. 811-6200, to Registrant's
                                              Registration Statement on Form
                                              N-1A, filed on July 21, 1999.

PartC

                                     (vii)    Purchase Agreement relating to
                                              shares of the Schwab GNMA Fund was
                                              electronically filed and is
                                              incorporated by reference herein
                                              as Exhibit (l)(vii) of
                                              Post-Effective Amendment No. 45,
                                              File No. 811-6200, of
                                              Post-Effective Amendment No. 46 to
                                              the Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              January 27, 2003.


(m)      Rule 12b-1 Plan                      Inapplicable.

(n)      Financial Data Schedule              Inapplicable.


(o)      Rule 18f-3 Plan             (i)      Registrant's Amended and Restated
                                              Multiple Class Plan for Investor
                                              and Select Shares of Schwab GNMA
                                              Fund is electronically filed and
                                              incorporated by reference herein
                                              as Exhibit (o)(i), File No.
                                              811-6200, of Post-Effective
                                              Amendment No. 46 to the
                                              Registrant's Registration
                                              Statement on Form N-1A, filed on
                                              January 27, 2003.



(p)      Power of Attorney           (i)      Power of Attorney executed by
                                              Mariann Byerwalter, , 2002, to
                                              Post-Effective Amendment No. 44,
                                              to Registrant's Statement on Form
                                              N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(i), File No. 811-6200.



                                     (ii)     Power of Attorney executed by
                                              William A. Hasler, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(ii), File No.
                                              811-6200.



                                     (iii)    Power of Attorney executed by
                                              Gerald B. Smith, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(iii), File No.
                                              811-6200.



                                     (iv)     Power of Attorney executed by
                                              Donald F. Doward, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(iv), File No.
                                              811-6200.


PartC

                                     (v)      Power of Attorney executed by
                                              Robert G. Holmes, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(v), File No.
                                              811-6200.



                                     (vi)     Power of Attorney executed by
                                              Donald R. Stephens, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(vi), File No.
                                              811-6200.



                                     (vii)    Power of Attorney executed by
                                              Michael W. Wilsey, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(vii), File No.
                                              811-6200.



                                     (viii)   Power of Attorney executed by
                                              Charles R. Schwab, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(viii), File No.
                                              811-6200.



                                     (ix)     Power of Attorney executed by John
                                              Philip Coghlan, September 4, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(ix), File No. 811-6200.



                                     (x)      Power of Attorney executed by
                                              Jeffrey M. Lyons, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(x), File No.
                                              811-6200.



                                     (xi)     Power of Attorney executed by
                                              Randall W. Merk, September 4,
                                              2002, to Post-Effective Amendment
                                              No. 44, to Registrant's Statement
                                              on Form N-1A, electronically filed
                                              on November 12, 2002, is
                                              incorporated herein by reference
                                              to Exhibit (p)(xi), File No.
                                              811-6200.



                                     (xii)    Power of Attorney executed by
                                              Tai-Chin Tung, September 4, 2002,
                                              to Post-Effective Amendment No.
                                              44, to Registrant's Statement on
                                              Form N-1A, electronically filed on
                                              November 12, 2002, is incorporated
                                              herein by reference to Exhibit
                                              (p)(xii), File No. 811-6200.


PartC

                                     (xiii)   Certificate of Assistant Secretary
                                              executed by Alice L. Schulman,
                                              August 20, 2001, to Post-Effective
                                              Amendment No. 37 to Registrant's
                                              Statement on Form N-1A
                                              electronically filed on August 28,
                                              2001, is incorporated herein by
                                              reference to Exhibit (p)(xiii),
                                              File No. 811-6200.


(q)      Code of Ethics              (i)      Code of Ethics adopted by
                                              Registrant, Charles Schwab
                                              Investment Management Inc. and
                                              Charles Schwab & Co., Inc. is
                                              electronically filed herein as to
                                              Exhibit (g)(i), File No. 811-6200.


Item 24.          Persons Controlled by or under Common Control with the
                  Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25.          Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

PartC

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President
Trustee                                                                            - Retail.  Prior to July 2002,
                                                                                   Mr. Coghlan was Vice
                                                                                   Chairman and Enterprise
                                                                                   President-Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Director


PartC

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President.  Prior
President and Chief                                                                to September 2002, Mr. Merk was
Executive Officer                                                                  President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

PartC

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President -
                                                                                   General Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President  -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

PartC

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27.          Principal Underwriters.

                  (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                  (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                  (c)  Not applicable.

Item 28.          Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

PartC

Item 29.          Management Services.

                  Not applicable.

Item 30.          Undertakings.

                  Not applicable.

PartC

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 47 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 21st day of February, 2003.

                                         SCHWAB INVESTMENTS
                                         Registrant

                                         Charles R. Schwab*
                                         ------------------
                                         Charles R. Schwab, Chairman and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 21st day of February, 2003.

Signature                                            Title
---------                                            -----
Charles R. Schwab*                                   Chairman and Trustee
------------------
Charles R. Schwab

Randall W. Merk*                                     President and Chief
----------------                                     Executive Officer
Randall W. Merk

John Philip Coghlan*                                 Trustee
--------------------
John Philip Coghlan

Jeff Lyons*                                          Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                                  Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                                   Trustee
-------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
----------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
----------------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal
--------------------                                 Financial Officer
Tai-Chin Tung

-------------------------------
*By: /s/ Timothy W. Levin
     ---------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX


EXH. NO.          DOCUMENT
--------          --------
(i)               Legal Opinion
(j)               Other Opinion
(q)(i)            Code of Ethics